Unaudited Pro Forma Financial Information as if Acquisition of Lecien Occurred at Beginning of 2010 Fiscal Year (Detail) (Lecien, JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Lecien
Business Acquisition, Pro Forma Information [Line Items]
Pro forma sales	¥ 167,872
Pro forma operating income	3,291
Pro forma net income attributable to Wacoal Holdings Corp.	¥ 1,815
Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥ 12.84
Diluted	¥ 12.83